Shareholder Report, Line Graph (Details) 193735_Hilton Tactical Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 79,117	$ 74,795	$ 65,395	$ 64,509	$ 69,462	$ 59,275	$ 61,274	$ 57,307	$ 53,197	$ 50,000	$ 85,169
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	173,588	149,801	117,828	101,624	114,477	87,277	71,576	69,544	58,117	50,000	$ 208,965
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	56,379	54,665	50,947	51,563	58,273	58,323	54,777	49,719	50,246	50,000	$ 57,445
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate US Government/Credit Bond Index
Accumulated Value	$ 59,264	$ 56,605	$ 52,849	$ 52,558	$ 57,255	$ 57,159	$ 53,951	$ 49,898	$ 50,408	$ 50,000	$ 60,332